Earnings per Common Share	6 Months Ended
Jun. 30, 2012
Earnings per Common Share (Abstract)
Earnings per Common Share

10.Earnings per Common Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share assumes the foregoing and the exercise of all RSUs using the treasury stock method.

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Net (loss)/income available to common stockholders	$(5,699)	$(18,127)	$(14,504)	$(8,842)

Weighted average common shares outstanding	54,341,534	46,082,284	50,275,135	46,081,888
Dilutive effect of RSUs	—	—	—	—

Weighted average common shares – diluted	54,341,534	46,082,284	50,275,135	46,081,888

Basic (loss)/earnings per common share	$(0.10)	$(0.39)	$(0.29)	$(0.19)

Diluted (loss)/earnings per common share	$(0.10)	$(0.39)	$(0.29)	$(0.19)

For the three and six months ended June 30, 2012 and 2011 the RSUs are considered anti-dilutive due to the loss from continuing operations which have resulted in their exclusion from the computation of diluted earnings per common share.